DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Details) (Designated as hedges, RUB) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair value of the derivative instruments designated as hedges
Derivative instruments classified in other noncurrent assets	1,837	135
Derivative instruments, fair value of liabilities	(421)	(403)
Interest rate swaps
Fair value of the derivative instruments designated as hedges
Variable interest rate for USD-and Euro- denominated bank loans (as a percent)	1.10%
Derivative instruments classified in other noncurrent assets	12	41
Derivative instruments classified in other long term liabilities	(389)	(386)
Derivative instruments classified in other payables	(32)	(17)
Cross-currency interest rate swaps
Fair value of the derivative instruments designated as hedges
Variable interest rate for USD-and Euro- denominated bank loans (as a percent)	33.50%
Derivative instruments classified in other noncurrent assets	1,825	94